Cover Page Cover Page	Mar. 11, 2022
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Mar. 11, 2022
Entity Registrant Name	BRAEMAR HOTELS & RESORTS INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35972
Entity Tax Identification Number	46-2488594
Entity Address, Address Line One	14185 Dallas Parkway
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	972
Local Phone Number	490-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001574085
Amendment Flag	true
Amendment Description	Pursuant to Item 9.01 of Form 8-K, this Current Report on Form 8-K/A amends the Registrant’s Current Report on Form 8-K filed on March 14, 2022, for the event dated March 11, 2022, to include the historical financial statements and pro forma financial information required by Item 9.01 (a) and (b) of Form 8-K.
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	BHR
Security Exchange Name	NYSE
Series B Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, Series B
Trading Symbol	BHR-PB
Security Exchange Name	NYSE
Series D Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, Series D
Trading Symbol	BHR-PD
Security Exchange Name	NYSE